SEGMENT INFORMATION (Tables)	6 Months Ended
Jun. 30, 2021
SEGMENT INFORMATION
Schedule of Revenues, Cost of Revenues, Gross Profit, Operating Expenses, Other Income (Expense), (Loss) Income Before Income Tax and Non-controlling Interests and Total Assets

For the six months ended June 30, 2021 (Unaudited)

	K-12	CP&CE
(RMB in thousands)	Schools	Programs	Consolidated
	RMB	RMB	RMB
Net Revenues	175,650	126,206	301,856
Cost of revenues	(97,886)	(83,419)	(181,305)
GROSS PROFIT	77,764	42,787	120,551

OPERATING EXPENSES
Selling and marketing	(1,163)	(22,098)	(23,261)
General and administrative	(22,371)	(38,131)	(60,502)
Research and development	(424)	(2,184)	(2,608)
Unallocated corporate expenses	—	—	(29,010)
Total operating expenses	(23,958)	(62,413)	(115,381)

OPERATING INCOME (LOSS)	53,806	(19,626)	5,170

OTHER INCOME
Interest income	725	602	1,327
Other (loss), net	(36)	(1,439)	(1,475)
Gain from deregistration of subsidiaries	—	1,325	1,325
Gain on sale of investment available for sale	1,001	—	1,001
Unallocated corporate other income	—	—	3,399
Total other income	1,690	488	5,577

INCOME (LOSS) BEFORE INCOME TAX AND NON-CONTROLLING INTERESTS	55,496	(19,138)	10,747

Segment assets	402,185	399,336	801,521
Unallocated corporate assets	—	—	207,451
TOTAL ASSETS as of June 30, 2021	402,185	399,336	1,008,972

For the six months ended June 30, 2020 (Unaudited)

	K‑12	CP&CE
(RMB in thousands)	Schools	Programs	Consolidated
	RMB	RMB	RMB
Net Revenues	126,800	118,942	245,742
Cost of revenues	(74,542)	(99,240)	(173,782)
GROSS PROFIT	52,258	19,702	71,960

OPERATING EXPENSES
Selling and marketing	(580)	(21,492)	(22,072)
General and administrative	(18,270)	(37,963)	(56,233)
Research and development	—	(724)	(724)
Unallocated corporate expenses	—	—	(32,118)
Total operating expenses	(18,850)	(60,179)	(111,147)

OPERATING INCOME (LOSS)	33,408	(40,477)	(39,187)

OTHER INCOME
Interest income	218	1,412	1,630
Foreign exchange gain, net	—	33	33
Other (loss) income, net	(233)	979	746
Loss from deregistration of subsidiaries	—	(92)	(92)
Gain on sale of investment available for sale	827	—	827
Unallocated corporate other income	—	—	47,804
Total other income	812	2,332	50,948

INCOME (LOSS) BEFORE INCOME TAX AND NON-CONTROLLING INTERESTS	34,220	(38,145)	11,761

Schedule of net revenues long lived assets geographical areas

	Six months ended June 30,		Three months ended June 30,
	2021	2020	2021	2020
	RMB	RMB	RMB	RMB
	Unaudited	Unaudited	Unaudited	Unaudited
Net Revenues
PRC	234,927	182,039	141,066	116,729
U.S.	66,929	63,703	31,185	38,734
Total	301,856	245,742	172,251	155,463

	As of
	June 30, 2021	December 31, 2020
	RMB	RMB
	Unaudited
Long-Lived Assets
PRC	291,180	300,623
U.S.	167,350	179,560
Total	458,530	480,183